Deposits by Customers (Tables)	12 Months Ended
Dec. 31, 2021
Deposits from customers [abstract]
Schedule of Deposits by Customers

		Group
	2021	2020
	£m	£m
Demand and time deposits(1)	185,843	185,879
Amounts due to other Santander UK Group Holdings plc subsidiaries	59	59
Amounts due to Santander UK Group Holdings plc(2)	5,874	7,883
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,150	1,314
	192,926	195,135
(1)Includes equity index-linked deposits of £549m (2020: £577m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £549m and £2m (2020: £577m and £2m) respectively.
(2)Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.